Right Of Use Assets - Summary of Information about Right of Use Assets (Detail) - Office space [Member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 35,236
Ending balance	40,760	$ 35,236
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87,673	72,010
Additions	17,504	15,973
Acquired on acquisition of a subsidiary		165
Expired and early termination	(5,884)	(2,373)
Currency alignment	(2,063)	(5,016)
Lease modification	10,952	6,914
Ending balance	108,182	87,673
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	52,437	38,850
Additions	21,896	18,755
Expired and early termination	(5,884)	(2,373)
Currency alignment	(1,027)	(2,795)
Ending balance	$ 67,422	$ 52,437